Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Trade and Other Payables
	2026 $’000	2025 $’000
Trade payables	16,827	18,172
Accrued expenses	17,175	12,637
Other payables – contract liabilities	9,237	–
Other payables	1,983	1,642
Total trade and other payables	45,222	32,451
Comprising:
Current	45,222	32,451
Non-current	–	–